Subsequent Events (Details Narrative) (10-K)										3 Months Ended		12 Months Ended
	Apr. 12, 2018 USD ($)	Mar. 30, 2018 USD ($)	Mar. 20, 2018 USD ($) shares	Mar. 19, 2018 USD ($)	Mar. 16, 2018 USD ($)	Mar. 14, 2018 USD ($) d $ / shares	Jan. 31, 2018 USD ($) shares	Jan. 11, 2018 USD ($)	Jan. 10, 2018 USD ($)	Mar. 31, 2018 USD ($)	Mar. 31, 2017 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Payment to related party										$ 16,931		$ 8,130	$ 40,093
Subsequent Event [Member] | SBI Investments [Member]
Payment to related party		$ 25,000
Subsequent Event [Member] | SBI Investments [Member] | Tranche [Member]
Equity investment securities		$ 200,000
Subsequent Event [Member] | LG Capital [Member]
Net funds receivable									$ 75,000
Debt interest rate										9.00%
Debt face amount										$ 92,646
Subsequent Event [Member] | Cerberus Capital [Member]
Net funds receivable								$ 75,000
Debt interest rate										9.00%
Debt face amount										$ 92,646
Subsequent Event [Member] | Geneva Roth Remark Holdings, Inc. [Member]
Debt interest rate										12.00%
Debt face amount
Subsequent Event [Member] | Geneva Roth Remark Holdings, Inc. [Member] | Series B Preferred Stock [Member]
Number of shares sold | shares							203,000
Number of shares converted amount			$ 63,000				$ 203,000
Number of common stock shares issued | shares			63,000
Subsequent Event [Member] | Eagle Equities, LLC [Member]
Debt interest rate										12.00%
Debt face amount										$ 50,000
Subsequent Event [Member] | Eagle Equities, LLC [Member] | Funding Agreement [Member]
Net funds receivable					$ 50,000
Subsequent Event [Member] | Adar Bays Capital, LLC [Member] | Funding Agreement [Member]
Net funds receivable				$ 50,000
Subsequent Event [Member] | EMA Financial, LLC [Member] | Securities Purchase Agreement [Member]
Debt interest rate						9.00%
Debt face amount						$ 100,000
Convertible debt net						$ 89,000
conversion strike price per share | $ / shares						$ 0.05
Debt conversion percentage						60.00%
Debt conversion trading days | d						20
Debt Redemption percentage						150.00%
Subsequent Event [Member] | 41 North Securities [Member]
Increase in preferred equity acquisitions	$ 5,000,000